Hedging derivatives - Schedule of movement in hedging components in other comprehensive income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about hedged items [line items]
Balance at beginning of year	€ (9,187)	€ (4,559)	€ (2,829)
Earnings (losses) recognized in other comprehensive income	704	(5,483)	(2,097)
Amounts transferred to income statements	2,622	(1,254)	801
Balance at end of year	(9,424)	(9,187)	(4,559)
Cash flow hedges
Disclosure of detailed information about hedged items [line items]
Earnings (losses) recognized in other comprehensive income	2,592	(3,016)	(938)
Amounts transferred to income statements	2,622	(1,254)	801
Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Earnings (losses) recognized in other comprehensive income	2,179	(2,458)	(491)
Amounts transferred to income statements	1,647	370	(269)
Gain or loss in value CFE - recognized in equity	532	(2,828)	(222)
Cash flow hedges | Currency risk
Disclosure of detailed information about hedged items [line items]
Earnings (losses) recognized in other comprehensive income	7	(178)	155
Amounts transferred to income statements	416	(2,130)	262
Gain or loss in value CFE - recognized in equity	(409)	1,952	(107)
Cash flow hedges | Interest Rate And Exchange Rate Risk
Disclosure of detailed information about hedged items [line items]
Earnings (losses) recognized in other comprehensive income	164	(638)	(350)
Amounts transferred to income statements	431	(587)	350
Gain or loss in value CFE - recognized in equity	(267)	(51)	(700)
Cash flow hedges | Inflation risk
Disclosure of detailed information about hedged items [line items]
Earnings (losses) recognized in other comprehensive income	233	258	(249)
Amounts transferred to income statements	128	1,093	458
Gain or loss in value CFE - recognized in equity	105	(835)	(707)
Cash flow hedges | Equity risk
Disclosure of detailed information about hedged items [line items]
Earnings (losses) recognized in other comprehensive income	9	0	(3)
Amounts transferred to income statements	0	0	0
Gain or loss in value CFE - recognized in equity	9	0	(3)
Hedges of net investments in foreign operations
Disclosure of detailed information about hedged items [line items]
Earnings (losses) recognized in other comprehensive income	(1,888)	(2,467)	(1,159)
Amounts transferred to income statements	0	0	0
Minorities, taxes and others	(941)	855	367
Hedges of net investments in foreign operations | Currency risk
Disclosure of detailed information about hedged items [line items]
Earnings (losses) recognized in other comprehensive income	(1,888)	(2,467)	(1,159)
Amounts transferred to income statements	0	0	0
Gain or loss in value CFE - recognized in equity	€ (1,888)	€ (2,467)	€ (1,159)